                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                   VINTAGE II
                                    VINTAGE 3
                                 VINTAGE ACCESS
                                  VINTAGE XTRA
                             PORTFOLIO ARCHITECT II
                              PORTFOLIO ARCHITECT L
                            PORTFOLIO ARCHITECT XTRA
                              PORTFOLIO ARCHITECT 3
                            PORTFOLIO ARCHITECT PLUS

                         SUPPLEMENT DATED APRIL 30, 2012
                                       TO
                   PROSPECTUS SUPPLEMENT DATED APRIL 30, 2012

This supplement revises Underlying Fund expense information in the supplement dated April 30, 2012 to the last full prospectus for the above-referenced variable annuity contracts issued by MetLife Insurance Company of Connecticut ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 10366, Des Moines, IA 50306-0366 or call us at 800-842-9325 to request a free copy.

Replace the information for the Underlying Funds in the table below with the following information:

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                DISTRIBUTION                 ACQUIRED                  CONTRACTUAL FEE   NET TOTAL
                                   AND/OR                   FUND FEES   TOTAL ANNUAL    WAIVER AND/OR     ANNUAL
  UNDERLYING       MANAGEMENT   SERVICE(12b-1)    OTHER        AND       OPERATING        EXPENSE        OPERATING
    FUND              FEE           FEES         EXPENSES    EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------   ----------   --------------   --------   ---------   ------------   ---------------   ---------
MET INVESTORS
   SERIES TRUST
   BlackRock
    Large Cap
    Core             0.59%           0.15%         0.05%       0.01%       0.80%           0.01%          0.79%
    Portfolio --
    Class E
   Dreman
    Small Cap
    Value            0.78%            --           0.07%       0.07%        0.92%          0.00%           0.92%
    Portfolio --
    Class A

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expense shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The portfolios provided the information on their expenses, and we have not independently verified the information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                   Telephone:800-842-9325
Des Moines, IA 50306-0366

                    PORTFOLIO ARCHITECT PLUS ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       MFS(R) Emerging Markets Equity
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Inflation Protected Bond
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          PIMCO Total Return Portfolio -- Class B
  Mid Cap Portfolio                                Pioneer Fund Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Strategic Income Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Foreign Securities Fund                RCM Technology Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental    METROPOLITAN SERIES FUND
     All Cap                                       BlackRock Aggressive Growth
  Value Portfolio -- Class I                          Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Value Portfolio -- Class I                       Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason Investment Counsel Variable           FI Value Leaders Portfolio -- Class D
     Social                                        MetLife Conservative Allocation
  Awareness Portfolio                                 Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Conservative to Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 T. Rowe Price Small Cap Growth
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
  Lord Abbett Bond Debenture                       Western Asset Management U.S. Government
     Portfolio -- Class A                             Portfolio -- Class A
  Lord Abbett Mid Cap Value
     Portfolio -- Class B


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and any associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge*......................         1.40%            1.55%            1.75%
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge..................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.75%            1.90%            2.10%
Optional GMAB Charge....................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         2.05%            2.20%            2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)......................................         2.25%            2.40%            2.60%
Optional GMWB I Charge..................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge.................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         2.00%            2.15%            2.35%


---------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value

      Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio - Class B.
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.34%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.07%            --            1.20%           --          1.20%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class A.......     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index Portfolio
     -- Class B..................     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following information has been added to the "WITHDRAWAL CHARGE" section:

For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue

Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (6/03).............................................  2006      1.383          1.353                 --
                                                          2005      1.223          1.383            682,786
                                                          2004      1.146          1.223            648,687
                                                          2003      1.000          1.146             22,795

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03)................................................  2011      2.077          1.864          1,835,155
                                                          2010      1.888          2.077          2,167,106
                                                          2009      1.347          1.888          2,352,962
                                                          2008      2.221          1.347          2,288,132
                                                          2007      1.964          2.221          2,653,561
                                                          2006      1.657          1.964          2,480,315
                                                          2005      1.475          1.657          2,209,097
                                                          2004      1.320          1.475          1,284,663
                                                          2003      1.000          1.320            120,737

  American Funds Growth Subaccount (Class 2) (5/03).....  2011      1.695          1.598          4,756,491
                                                          2010      1.451          1.695          5,580,432
                                                          2009      1.057          1.451          5,944,451
                                                          2008      1.916          1.057          6,693,397
                                                          2007      1.732          1.916          7,733,744
                                                          2006      1.596          1.732          7,549,012
                                                          2005      1.395          1.596          6,996,054
                                                          2004      1.259          1.395          3,989,138
                                                          2003      1.000          1.259            445,004

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2011      1.449          1.400          3,933,709
                                                          2010      1.320          1.449          4,543,209
                                                          2009      1.022          1.320          4,959,495
                                                          2008      1.670          1.022          5,249,811
                                                          2007      1.614          1.670          5,912,852
                                                          2006      1.423          1.614          6,102,276
                                                          2005      1.366          1.423          5,905,027
                                                          2004      1.257          1.366          3,678,011
                                                          2003      1.000          1.257            601,139

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)......................  2006      1.666          1.649                 --
                                                          2005      1.432          1.666          1,617,903
                                                          2004      1.217          1.432            403,695
                                                          2003      1.000          1.217             49,627

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (6/03)..  2006      1.726          2.254                 --
                                                          2005      1.635          1.726          2,947,283
                                                          2004      1.264          1.635          1,173,619
                                                          2003      1.000          1.264            233,283

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/03)................................................  2008      1.506          1.442                 --
                                                          2007      1.428          1.506            472,106
                                                          2006      1.245          1.428            601,434
                                                          2005      1.212          1.245            687,164
                                                          2004      1.171          1.212            433,165
                                                          2003      1.000          1.171             94,211

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03)........................................  2008      1.313          1.239                 --
                                                          2007      1.499          1.313          1,229,258
                                                          2006      1.467          1.499          1,342,028
                                                          2005      1.408          1.467          1,354,441
                                                          2004      1.285          1.408            891,842
                                                          2003      1.000          1.285            155,054

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (3/04)...........................................  2006      1.316          1.431                 --
                                                          2005      1.213          1.316          1,014,567
                                                          2004      1.079          1.213             88,502
                                                          2003      1.000          1.079                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04)....................................  2006      1.313          1.464                 --
                                                          2005      1.211          1.313            695,712
                                                          2004      1.072          1.211            295,098
                                                          2003      1.000          1.072                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (6/03).............................................  2011      1.773          1.697          2,499,850
                                                          2010      1.540          1.773          2,807,052
                                                          2009      1.155          1.540          2,939,345
                                                          2008      2.046          1.155          3,166,440
                                                          2007      1.772          2.046          3,125,075
                                                          2006      1.615          1.772          3,406,359
                                                          2005      1.406          1.615          2,889,474
                                                          2004      1.240          1.406          1,106,182
                                                          2003      1.000          1.240             97,781

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)..............................  2011      1.484          1.420             50,593
                                                          2010      1.277          1.484             87,040
                                                          2009      0.955          1.277             95,172
                                                          2008      1.654          0.955            107,615
                                                          2007      1.574          1.654            221,762
                                                          2006      1.405          1.574            258,827
                                                          2005      1.182          1.405            271,035
                                                          2004      1.185          1.182            209,054
                                                          2003      1.000          1.185             28,871

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03)................................................  2011      2.620          2.300          2,507,619
                                                          2010      2.070          2.620          2,992,345
                                                          2009      1.504          2.070          3,164,191
                                                          2008      2.529          1.504          3,504,066
                                                          2007      2.227          2.529          4,121,242
                                                          2006      2.013          2.227          4,444,530
                                                          2005      1.732          2.013          4,199,602
                                                          2004      1.411          1.732          2,046,125
                                                          2003      1.000          1.411            209,120

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (6/03)................................................  2006      1.457          1.699                 --
                                                          2005      1.339          1.457            718,558
                                                          2004      1.207          1.339            296,918
                                                          2003      1.000          1.207             34,806

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)...........................  2008      3.645          3.316                 --
                                                          2007      2.874          3.645          1,553,828
                                                          2006      2.279          2.874          1,452,724
                                                          2005      1.816          2.279          1,196,069
                                                          2004      1.479          1.816            486,569
                                                          2003      1.000          1.479             30,447

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2011      1.947          1.713          2,083,263
                                                          2010      1.824          1.947          2,300,173
                                                          2009      1.352          1.824          2,629,076
                                                          2008      2.303          1.352          2,896,518
                                                          2007      2.026          2.303          3,412,070
                                                          2006      1.694          2.026          3,233,201
                                                          2005      1.562          1.694          2,820,754
                                                          2004      1.338          1.562          1,643,650
                                                          2003      1.105          1.338            363,013

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (6/03).............................................  2006      1.626          1.950                 --
                                                          2005      1.517          1.626          2,752,976
                                                          2004      1.328          1.517          1,122,480
                                                          2003      1.000          1.328            254,943

High Yield Bond Trust
  High Yield Bond Trust (6/04)..........................  2006      1.060          1.084                 --
                                                          2005      1.063          1.060          2,509,000
                                                          2004      0.990          1.063            742,252

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03)................................................  2006      1.237          1.278                 --
                                                          2005      1.167          1.237             61,670
                                                          2004      1.094          1.167             94,312
                                                          2003      1.000          1.094             70,254

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/03)........................................  2010      1.608          1.631                 --
                                                          2009      1.300          1.608             87,500
                                                          2008      1.860          1.300             88,565
                                                          2007      1.552          1.860             74,167
                                                          2006      1.483          1.552             52,098
                                                          2005      1.340          1.483             51,976
                                                          2004      1.192          1.340             60,932
                                                          2003      1.000          1.192             23,441

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03)........................................  2011      2.002          2.143                 --
                                                          2010      1.634          2.002            299,819
                                                          2009      1.058          1.634            277,373
                                                          2008      1.918          1.058            228,946
                                                          2007      1.601          1.918            331,327
                                                          2006      1.508          1.601            147,445
                                                          2005      1.373          1.508            131,023
                                                          2004      1.386          1.373             94,010
                                                          2003      1.000          1.386             11,575

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03)................................................  2008      1.677          1.580                 --
                                                          2007      1.558          1.677             35,029
                                                          2006      1.341          1.558             42,569
                                                          2005      1.290          1.341             39,567
                                                          2004      1.254          1.290             43,823
                                                          2003      1.000          1.254             13,751

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03).........  2006      1.546          1.735                 --
                                                          2005      1.509          1.546            726,298
                                                          2004      1.334          1.509            359,971
                                                          2003      1.000          1.334             52,718

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.533          1.547            894,306
                                                          2010      1.246          1.533          1,064,988
                                                          2009      0.940          1.246          1,193,292
                                                          2008      1.602          0.940          1,558,047
                                                          2007      1.661          1.602          1,823,120

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.477          1.492            148,945
                                                          2010      1.332          1.477            149,410
                                                          2009      1.108          1.332            178,737
                                                          2008      1.591          1.108            240,761
                                                          2007      1.537          1.591            212,307

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.515          1.400            621,136
                                                          2010      1.320          1.515            793,654
                                                          2009      1.036          1.320            960,678
                                                          2008      1.659          1.036            998,096
                                                          2007      1.732          1.659          1,225,268

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      1.335          1.306            227,136
                                                          2010      1.235          1.335            327,464
                                                          2009      0.881          1.235            301,414
                                                          2008      1.426          0.881            446,435
                                                          2007      1.424          1.426            613,431

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (6/03)......................................  2011      1.449          1.497            250,239
                                                          2010      1.344          1.449            208,693
                                                          2009      1.097          1.344            245,714
                                                          2008      1.730          1.097            296,399
                                                          2007      1.691          1.730            427,814
                                                          2006      1.452          1.691            471,454
                                                          2005      1.385          1.452            501,807
                                                          2004      1.274          1.385            441,560
                                                          2003      1.000          1.274             97,052

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)...........................  2011      2.036          2.033            448,314
                                                          2010      1.652          2.036            467,388
                                                          2009      1.175          1.652            580,085
                                                          2008      2.013          1.175            590,987
                                                          2007      1.859          2.013            628,587
                                                          2006      1.674          1.859            726,440
                                                          2005      1.621          1.674            726,603
                                                          2004      1.430          1.621            538,756
                                                          2003      1.000          1.430            126,800

  LMPVET Equity Index Subaccount (Class II) (5/03)......  2009      0.973          0.947                 --
                                                          2008      1.581          0.973          2,030,686
                                                          2007      1.531          1.581          2,446,846
                                                          2006      1.350          1.531          2,635,077
                                                          2005      1.316          1.350          2,735,875
                                                          2004      1.212          1.316          1,700,050
                                                          2003      1.000          1.212            303,892

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.225          1.206            407,169
                                                          2010      1.109          1.225            451,807
                                                          2009      0.917          1.109            550,276
                                                          2008      1.245          0.917            554,742
                                                          2007      1.140          1.245            589,213
                                                          2006      1.075          1.140            587,661
                                                          2005      1.046          1.075            440,393
                                                          2004      0.945          1.046            175,622

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (11/03)....................................  2011      0.990          0.978                 --
                                                          2010      0.920          0.990            438,843
                                                          2009      0.796          0.920            430,668
                                                          2008      1.026          0.796            471,364
                                                          2007      1.028          1.026            620,275
                                                          2006      1.003          1.028            752,805
                                                          2005      0.995          1.003            750,615
                                                          2004      0.999          0.995            370,521
                                                          2003      1.000          0.999             16,028

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03)............  2007      1.665          1.747                 --
                                                          2006      1.432          1.665          1,177,694
                                                          2005      1.398          1.432          1,151,224
                                                          2004      1.311          1.398            821,453
                                                          2003      1.000          1.311            208,050

  LMPVPI Large Cap Growth Subaccount (Class I) (6/03)...  2007      1.377          1.434                 --
                                                          2006      1.341          1.377            619,300
                                                          2005      1.295          1.341            625,036
                                                          2004      1.308          1.295            624,068
                                                          2003      1.000          1.308            151,090

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03)................................................  2007      1.619          1.676                 --
                                                          2006      1.480          1.619          1,920,219
                                                          2005      1.368          1.480          1,765,100
                                                          2004      1.274          1.368          1,209,453
                                                          2003      1.000          1.274            294,090

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)................................................  2007      1.481          1.547                 --
                                                          2006      1.338          1.481            255,286
                                                          2005      1.311          1.338            303,216
                                                          2004      1.229          1.311            255,316
                                                          2003      1.000          1.229             28,595

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03)................................................  2007      1.619          1.682                 --
                                                          2006      1.402          1.619          1,464,517
                                                          2005      1.379          1.402          1,404,543
                                                          2004      1.243          1.379            615,953
                                                          2003      1.000          1.243             38,036

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.810          1.995                 --
                                                          2006      1.638          1.810          1,998,685
                                                          2005      1.537          1.638          2,045,405
                                                          2004      1.258          1.537            993,496
                                                          2003      1.000          1.258             39,701

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.085          1.120                 --
                                                          2005      1.061          1.085            907,056
                                                          2004      0.981          1.061            358,051

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.792          1.728                 --
                                                          2007      1.716          1.792          1,198,858
                                                          2006      1.802          1.716          1,257,316

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.652          1.669          2,045,855
                                                          2010      1.443          1.652          2,427,522
                                                          2009      0.995          1.443          2,321,643
                                                          2008      1.331          0.995          2,625,270
                                                          2007      1.316          1.331          3,234,841
                                                          2006      1.248          1.316          1,245,696

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.645          1.725                 --
                                                          2006      1.553          1.645            597,957

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.385          1.366            409,260
                                                          2010      1.249          1.385            384,716
                                                          2009      1.064          1.249            421,636
                                                          2008      1.724          1.064            547,331
                                                          2007      1.711          1.724            543,310

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.897          0.837          2,994,566
                                                          2010      0.784          0.897          3,461,895
                                                          2009      0.589          0.784          3,954,412
                                                          2008      1.024          0.589          4,196,181
                                                          2007      1.221          1.024          4,804,600
                                                          2006      1.003          1.221          5,414,203

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.456          1.289            135,565
                                                          2010      1.237          1.456            128,696
                                                          2009      0.974          1.237             80,496
                                                          2008      1.322          0.974            140,498
                                                          2007      1.356          1.322             88,649
                                                          2006      1.272          1.356             23,681

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.974          1.672            567,794
                                                          2010      1.719          1.974            617,080
                                                          2009      1.123          1.719            662,726
                                                          2008      1.924          1.123            708,406
                                                          2007      1.970          1.924            807,578
                                                          2006      1.788          1.970            874,772

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.381          1.348             95,666
                                                          2010      1.109          1.381             68,053
                                                          2009      0.839          1.109             68,769
                                                          2008      1.388          0.839             73,474
                                                          2007      1.265          1.388            101,944
                                                          2006      1.274          1.265             66,083

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.894          1.728          1,179,476
                                                          2010      1.754          1.894          1,458,314
                                                          2009      1.244          1.754          1,598,666
                                                          2008      2.172          1.244          1,575,078
                                                          2007      1.691          2.172          1,564,313
                                                          2006      1.649          1.691          1,646,669

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2011      1.788          1.670            901,142
                                                          2010      1.473          1.788            965,061
                                                          2009      1.091          1.473          1,000,719
                                                          2008      1.724          1.091          1,087,114

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.115          1.040          3,337,591
                                                          2010      0.922          1.115          3,716,664
                                                          2009      0.685          0.922          3,990,754
                                                          2008      1.127          0.685          2,711,797
                                                          2007      1.271          1.127             89,796

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.913          0.903                 --
                                                          2008      1.240          0.913            847,504
                                                          2007      1.184          1.240            848,585
                                                          2006      1.120          1.184            866,855

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.677          1.731            644,745
                                                          2010      1.505          1.677            705,031
                                                          2009      1.114          1.505            662,082
                                                          2008      1.387          1.114            716,059
                                                          2007      1.318          1.387            875,686
                                                          2006      1.258          1.318            869,658

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.986          0.935          1,788,746
                                                          2010      0.798          0.986          2,088,736
                                                          2009      0.640          0.798          2,285,415
                                                          2008      1.062          0.640          2,503,960
                                                          2007      1.072          1.062          3,364,724
                                                          2006      0.965          1.072             51,725

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.901          0.857                 --
                                                          2008      1.596          0.901            460,686
                                                          2007      1.449          1.596            579,386
                                                          2006      1.466          1.449            603,565

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.008          0.862            256,023

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      3.082          2.467            969,247
                                                          2010      2.532          3.082          1,193,268
                                                          2009      1.522          2.532          1,264,697
                                                          2008      3.321          1.522          1,263,528

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.876          1.649          1,791,610
                                                          2010      1.710          1.876          1,929,042
                                                          2009      1.320          1.710          2,172,868
                                                          2008      2.326          1.320          1,489,970
                                                          2007      2.214          2.326            474,394

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.383          1.518          3,119,858
                                                          2010      1.301          1.383          3,080,081
                                                          2009      1.116          1.301          2,972,107
                                                          2008      1.214          1.116          3,355,786
                                                          2007      1.146          1.214          3,177,968

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.467          1.490          9,215,698
                                                          2010      1.377          1.467          6,092,638
                                                          2009      1.235          1.377          5,847,652

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.482          1.393             81,995
                                                          2010      1.295          1.482             90,198
                                                          2009      1.062          1.295            167,716
                                                          2008      1.606          1.062            176,165
                                                          2007      1.553          1.606            269,443
                                                          2006      1.444          1.553            283,597

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.164          1.286                 --
                                                          2006      1.106          1.164             84,676

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.549          1.581          1,343,999
                                                          2010      1.403          1.549          1,327,183
                                                          2009      1.071          1.403          1,350,479
                                                          2008      1.218          1.071          1,513,676
                                                          2007      1.160          1.218          1,834,393
                                                          2006      1.120          1.160          1,825,798

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      2.135          1.726            273,666

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.930          0.879          3,379,873
                                                          2010      0.807          0.930          3,883,900
                                                          2009      0.693          0.807          3,903,637
                                                          2008      1.104          0.693          4,074,877
                                                          2007      1.078          1.104          4,577,309
                                                          2006      1.001          1.078          2,683,353

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.998          0.894          4,778,084
                                                          2010      0.845          0.998          5,754,121
                                                          2009      0.679          0.845          6,317,567
                                                          2008      0.983          0.679          6,812,980
                                                          2007      1.029          0.983          7,858,531
                                                          2006      1.003          1.029          2,366,839

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.470          1.426            933,018
                                                          2010      1.300          1.470          1,142,490
                                                          2009      1.041          1.300          1,256,330

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.594          1.520            839,857
                                                          2010      1.406          1.594            992,680
                                                          2009      0.957          1.406          1,015,399
                                                          2008      1.791          0.957          1,122,658
                                                          2007      1.510          1.791          1,360,469
                                                          2006      1.547          1.510          1,370,666

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.217          1.277          1,996,059
                                                          2010      1.141          1.217          2,150,699
                                                          2009      1.059          1.141          2,028,649
                                                          2008      1.114          1.059          2,336,733
                                                          2007      1.064          1.114          3,276,314
                                                          2006      1.024          1.064          1,708,494

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.148          1.174            718,793
                                                          2010      1.064          1.148            761,158
                                                          2009      0.917          1.064            695,103

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.235          1.108            917,166
                                                          2010      1.047          1.235          1,229,652
                                                          2009      0.831          1.047          1,138,143

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.055          1.038         13,039,890
                                                          2010      1.071          1.055         14,271,296
                                                          2009      1.083          1.071         16,182,132
                                                          2008      1.069          1.083         23,360,395
                                                          2007      1.034          1.069         14,341,336
                                                          2006      1.011          1.034          9,629,261

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.271          1.201            511,611
                                                          2010      1.153          1.271            527,774
                                                          2009      0.887          1.153            457,716
                                                          2008      1.436          0.887            475,963

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.775          0.809                 --
                                                          2008      1.427          0.775            840,879
                                                          2007      1.394          1.427            925,820
                                                          2006      1.375          1.394          1,050,103

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.232          1.137            877,645
                                                          2010      1.093          1.232          1,052,276
                                                          2009      0.912          1.093          1,098,203
                                                          2008      1.519          0.912          1,255,504
                                                          2007      1.482          1.519          1,484,108
                                                          2006      1.444          1.482          1,473,209

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.933          1.011                 --
                                                          2010      0.819          0.933            227,511
                                                          2009      0.632          0.819            221,096
                                                          2008      1.078          0.632            246,943
                                                          2007      1.061          1.078            266,656
                                                          2006      1.002          1.061            263,219

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.175          1.195          1,976,282
                                                          2010      1.085          1.175          1,564,637
                                                          2009      0.914          1.085          1,143,234
                                                          2008      1.084          0.914            665,471
                                                          2007      1.043          1.084             78,295
                                                          2006      1.001          1.043             66,476

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.118          1.112          2,610,615
                                                          2010      1.018          1.118          1,615,515
                                                          2009      0.836          1.018          1,163,679
                                                          2008      1.083          0.836            972,194
                                                          2007      1.050          1.083            900,547
                                                          2006      1.002          1.050            429,592

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.057          1.027          1,105,341
                                                          2010      0.949          1.057          1,263,812
                                                          2009      0.761          0.949          1,174,022
                                                          2008      1.084          0.761          1,078,720
                                                          2007      1.055          1.084          1,239,567
                                                          2006      1.002          1.055          1,348,077

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.994          0.942          1,915,865
                                                          2010      0.880          0.994          1,967,566
                                                          2009      0.692          0.880          1,585,058
                                                          2008      1.084          0.692          1,679,645
                                                          2007      1.060          1.084          1,506,537
                                                          2006      1.002          1.060          1,041,121

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.018          1.019          3,021,676
                                                          2010      0.903          1.018          3,640,795
                                                          2009      0.734          0.903          3,685,979

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.368          1.377          3,495,956
                                                          2010      1.265          1.368          3,870,686
                                                          2009      1.085          1.265          4,132,338
                                                          2008      1.419          1.085          5,153,401
                                                          2007      1.383          1.419          5,874,253
                                                          2006      1.294          1.383          6,211,252

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.279          1.270          1,094,426
                                                          2010      1.166          1.279          1,215,911
                                                          2009      0.980          1.166          1,413,020
                                                          2008      1.475          0.980          1,380,791
                                                          2007      1.392          1.475          1,546,147
                                                          2006      1.259          1.392          1,587,913

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.012          0.912          3,621,330
                                                          2010      0.886          1.012          4,064,418
                                                          2009      0.644          0.886          4,403,792
                                                          2008      1.100          0.644          4,832,675
                                                          2007      1.051          1.100          5,755,900
                                                          2006      0.996          1.051          5,922,776

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.062          1.032            816,568
                                                          2010      0.924          1.062          1,010,584
                                                          2009      0.656          0.924          1,247,569
                                                          2008      1.149          0.656          1,477,950
                                                          2007      1.069          1.149            907,067
                                                          2006      0.998          1.069            879,739

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08).............................................  2011      1.452          1.451          1,628,742
                                                          2010      1.095          1.452          1,597,420
                                                          2009      0.802          1.095          1,727,989
                                                          2008      1.220          0.802          1,789,355

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.153          1.197                 --
                                                          2006      1.084          1.153          2,774,278

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.165          1.212          1,550,633
                                                          2010      1.116          1.165          1,893,020
                                                          2009      1.085          1.116          1,876,916
                                                          2008      1.104          1.085          2,138,366
                                                          2007      1.073          1.104          1,902,390
                                                          2006      1.037          1.073          2,479,854

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      1.002          1.011                 --
                                                          2005      0.989          1.002          8,603,519
                                                          2004      0.994          0.989          7,376,686
                                                          2003      1.000          0.994          2,374,242

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04)........................................  2006      1.096          1.159                 --
                                                          2005      1.053          1.096          1,107,893
                                                          2004      0.992          1.053            354,443

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03).........................................  2007      1.119          1.141                 --
                                                          2006      1.128          1.119          3,379,543
                                                          2005      1.122          1.128          3,428,297
                                                          2004      1.047          1.122          1,935,023
                                                          2003      1.000          1.047            138,222

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03).........................................  2009      1.192          1.232                 --
                                                          2008      1.155          1.192          5,724,472
                                                          2007      1.079          1.155          5,839,917
                                                          2006      1.055          1.079          6,333,804
                                                          2005      1.046          1.055          6,330,516
                                                          2004      1.013          1.046          3,338,453
                                                          2003      1.000          1.013            664,171

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/03)................................................  2007      2.056          2.226                 --
                                                          2006      1.635          2.056            125,668
                                                          2005      1.480          1.635            147,722
                                                          2004      1.294          1.480            165,438
                                                          2003      1.000          1.294             15,582

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03)................................................  2007      2.163          2.310                 --
                                                          2006      1.873          2.163          2,851,225
                                                          2005      1.777          1.873          2,793,772
                                                          2004      1.430          1.777          1,543,078
                                                          2003      1.000          1.430            226,899

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/03)..  2006      1.376          1.466                 --
                                                          2005      1.286          1.376            532,043
                                                          2004      1.226          1.286            281,369
                                                          2003      1.000          1.226             90,621

  Travelers Convertible Securities Subaccount (6/03)....  2006      1.180          1.258                 --
                                                          2005      1.194          1.180            801,813
                                                          2004      1.141          1.194            644,106
                                                          2003      1.000          1.141            103,269

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)................................................  2006      1.650          1.802                 --
                                                          2005      1.490          1.650          1,336,963
                                                          2004      1.300          1.490          1,090,380
                                                          2003      1.000          1.300            174,324

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03).............  2006      1.374          1.444                 --
                                                          2005      1.336          1.374          1,510,545
                                                          2004      1.235          1.336            790,227
                                                          2003      1.000          1.235            196,106

  Travelers Federated High Yield Subaccount (5/03)......  2006      1.217          1.248                 --
                                                          2005      1.205          1.217          1,281,352
                                                          2004      1.109          1.205            981,663
                                                          2003      1.000          1.109            278,032

  Travelers Federated Stock Subaccount (6/03)...........  2006      1.412          1.463                 --
                                                          2005      1.362          1.412            202,687
                                                          2004      1.251          1.362            158,920
                                                          2003      1.000          1.251              2,080

  Travelers Large Cap Subaccount (6/03).................  2006      1.334          1.375                 --
                                                          2005      1.247          1.334            627,924
                                                          2004      1.189          1.247            364,940
                                                          2003      1.000          1.189            161,977

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.101          1.170                 --
                                                          2005      1.000          1.101            217,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.031          1.035                 --
                                                          2005      1.000          1.031             58,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.068          1.106                 --
                                                          2005      1.000          1.068          1,120,140

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.078          1.125                 --
                                                          2005      1.000          1.078            916,189

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.047          1.068                 --
                                                          2005      1.000          1.047            164,811

  Travelers Mercury Large Cap Core Subaccount (6/03)....  2006      1.462          1.553                 --
                                                          2005      1.325          1.462            576,006
                                                          2004      1.161          1.325            253,889
                                                          2003      1.000          1.161             31,020

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03).....  2006      1.462          1.547                 --
                                                          2005      1.440          1.462          1,428,023
                                                          2004      1.282          1.440            693,904
                                                          2003      1.000          1.282             61,787

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03).......  2006      1.253          1.294                 --
                                                          2005      1.236          1.253          6,261,806
                                                          2004      1.126          1.236          3,363,309
                                                          2003      1.000          1.126            336,075

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.165          1.259                 --
                                                          2005      1.112          1.165          1,392,598
                                                          2004      0.962          1.112            646,507

  Travelers Mondrian International Stock Subaccount
  (6/03)................................................  2006      1.556          1.788                 --
                                                          2005      1.443          1.556            711,397
                                                          2004      1.266          1.443            402,126
                                                          2003      1.000          1.266             38,252

  Travelers Pioneer Fund Subaccount (6/03)..............  2006      1.361          1.444                 --
                                                          2005      1.304          1.361            291,235
                                                          2004      1.192          1.304            136,056
                                                          2003      1.000          1.192                961

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.051          1.106                 --
                                                          2005      1.000          1.051             22,497

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.108          1.120                 --
                                                          2005      1.086          1.108          1,569,037
                                                          2004      0.971          1.086            275,405

  Travelers Quality Bond Subaccount (5/03)..............  2006      1.033          1.024                 --
                                                          2005      1.033          1.033          3,810,814
                                                          2004      1.015          1.033          2,775,855
                                                          2003      1.000          1.015            793,166

  Travelers Strategic Equity Subaccount (6/03)..........  2006      1.340          1.398                 --
                                                          2005      1.334          1.340            365,247
                                                          2004      1.229          1.334            198,056
                                                          2003      1.000          1.229            101,714

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.107          1.274                 --
                                                          2005      1.000          1.107             30,325

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.272                 --
                                                          2005      1.000          1.109                 --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.075          1.037                 --
                                                          2005      1.047          1.075          2,432,490
                                                          2004      0.979          1.047            823,107

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (6/03)..  2009      1.038          1.007                 --
                                                          2008      1.642          1.038          1,401,595
                                                          2007      1.708          1.642          1,712,423
                                                          2006      1.495          1.708          1,931,195
                                                          2005      1.458          1.495          1,945,161
                                                          2004      1.261          1.458            872,734
                                                          2003      1.000          1.261            121,041

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03)................................................  2009      0.841          0.862                 --
                                                          2008      1.501          0.841             43,526
                                                          2007      1.356          1.501             41,376
                                                          2006      1.289          1.356             43,299
                                                          2005      1.214          1.289             44,689
                                                          2004      1.188          1.214             42,818
                                                          2003      1.000          1.188              1,155




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (6/03).............................................  2006      1.183          1.145               --
                                                          2005      1.057          1.183               --
                                                          2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03)................................................  2011      1.470          1.305           15,413
                                                          2010      1.350          1.470           16,891
                                                          2009      0.974          1.350           19,318
                                                          2008      1.622          0.974           35,569
                                                          2007      1.450          1.622           39,975
                                                          2006      1.236          1.450           41,330
                                                          2005      1.112          1.236           40,074
                                                          2004      1.000          1.112            5,051

  American Funds Growth Subaccount (Class 2) (5/03).....  2011      1.237          1.154          100,758
                                                          2010      1.070          1.237          121,282
                                                          2009      0.788          1.070          129,536
                                                          2008      1.443          0.788          150,195
                                                          2007      1.318          1.443          151,126
                                                          2006      1.228          1.318          162,233
                                                          2005      1.084          1.228          146,374
                                                          2004      1.000          1.084            7,719

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2011      1.059          1.013          232,623
                                                          2010      0.975          1.059          239,920
                                                          2009      0.763          0.975          255,155
                                                          2008      1.260          0.763          295,324
                                                          2007      1.231          1.260          297,337
                                                          2006      1.097          1.231          296,976
                                                          2005      1.063          1.097          301,546
                                                          2004      1.000          1.063           10,471

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)......................  2006      1.345          1.326               --
                                                          2005      1.168          1.345           27,231
                                                          2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (6/03)..  2006      1.343          1.735               --
                                                          2005      1.286          1.343           23,582
                                                          2004      1.000          1.286            4,335

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/03)................................................  2008      1.230          1.174               --
                                                          2007      1.179          1.230            8,188
                                                          2006      1.039          1.179            8,985
                                                          2005      1.021          1.039            8,990
                                                          2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03)........................................  2008      0.986          0.928               --
                                                          2007      1.138          0.986           17,190
                                                          2006      1.126          1.138           15,604
                                                          2005      1.092          1.126           12,961
                                                          2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (3/04)...........................................  2006      1.197          1.298               --
                                                          2005      1.115          1.197           32,568
                                                          2004      1.000          1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04)....................................  2006      1.199          1.332               --
                                                          2005      1.118          1.199          113,859
                                                          2004      1.000          1.118               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (6/03).............................................  2011      1.309          1.240           32,761
                                                          2010      1.149          1.309           48,966
                                                          2009      0.871          1.149           48,169
                                                          2008      1.559          0.871           49,113
                                                          2007      1.364          1.559           41,354
                                                          2006      1.257          1.364           61,623
                                                          2005      1.105          1.257           54,573
                                                          2004      1.000          1.105               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)..............................  2011      1.224          1.159               --
                                                          2010      1.065          1.224               --
                                                          2009      0.805          1.065               --
                                                          2008      1.408          0.805               --
                                                          2007      1.354          1.408               --
                                                          2006      1.221          1.354               --
                                                          2005      1.038          1.221               --
                                                          2004      1.000          1.038               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03)................................................  2011      1.741          1.512           36,027
                                                          2010      1.389          1.741           41,179
                                                          2009      1.020          1.389           49,245
                                                          2008      1.734          1.020           53,857
                                                          2007      1.543          1.734           47,675
                                                          2006      1.409          1.543           49,551
                                                          2005      1.225          1.409           32,733
                                                          2004      1.000          1.225               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (6/03)................................................  2006      1.184          1.365               --
                                                          2005      1.099          1.184            3,577
                                                          2004      1.000          1.099            2,543

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)...........................  2008      2.449          2.221               --
                                                          2007      1.952          2.449           55,231
                                                          2006      1.564          1.952           59,357
                                                          2005      1.260          1.564           58,687
                                                          2004      1.000          1.260               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2011      1.351          1.177          125,466
                                                          2010      1.279          1.351          122,966
                                                          2009      0.958          1.279          120,080
                                                          2008      1.650          0.958          118,480
                                                          2007      1.467          1.650          112,977
                                                          2006      1.239          1.467          123,624
                                                          2005      1.154          1.239          113,416
                                                          2004      1.000          1.154            4,481

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (6/03).............................................  2006      1.186          1.408               --
                                                          2005      1.118          1.186              976
                                                          2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (6/04)..........................  2006      1.061          1.081               --
                                                          2005      1.074          1.061           33,026
                                                          2004      1.006          1.074               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03)................................................  2006      1.119          1.152               --
                                                          2005      1.067          1.119               --
                                                          2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/03)........................................  2010      1.181          1.193               --
                                                          2009      0.964          1.181               --
                                                          2008      1.395          0.964               --
                                                          2007      1.176          1.395               --
                                                          2006      1.135          1.176               --
                                                          2005      1.037          1.135               --
                                                          2004      1.000          1.037               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03)........................................  2011      1.439          1.536               --
                                                          2010      1.187          1.439               --
                                                          2009      0.777          1.187               --
                                                          2008      1.423          0.777               --
                                                          2007      1.200          1.423               --
                                                          2006      1.142          1.200               --
                                                          2005      1.051          1.142               --
                                                          2004      1.000          1.051               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03)................................................  2008      1.367          0.735               --
                                                          2007      1.283          1.367               --
                                                          2006      1.117          1.283               --
                                                          2005      1.085          1.117               --
                                                          2004      1.000          1.085               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03).........  2006      1.139          1.268               --
                                                          2005      1.124          1.139            1,014
                                                          2004      1.000          1.124               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.108          1.106               --
                                                          2010      0.910          1.108               --
                                                          2009      0.694          0.910               --
                                                          2008      1.195          0.694               --
                                                          2007      1.248          1.195               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.125          1.125               --
                                                          2010      1.025          1.125               --
                                                          2009      0.862          1.025               --
                                                          2008      1.251          0.862               --
                                                          2007      1.217          1.251               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.075          0.982              657
                                                          2010      0.946          1.075              659
                                                          2009      0.750          0.946              745
                                                          2008      1.215          0.750              747
                                                          2007      1.277          1.215              749

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.958          0.927               --
                                                          2010      0.895          0.958               --
                                                          2009      0.645          0.895               --
                                                          2008      1.056          0.645               --
                                                          2007      1.062          1.056               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (6/03)......................................  2011      1.059          1.083            8,521
                                                          2010      0.993          1.059            9,058
                                                          2009      0.819          0.993            8,475
                                                          2008      1.305          0.819            7,875
                                                          2007      1.289          1.305            7,561
                                                          2006      1.119          1.289               --
                                                          2005      1.078          1.119               --
                                                          2004      1.000          1.078               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)...........................  2011      1.374          1.357            7,421
                                                          2010      1.126          1.374           15,582
                                                          2009      0.810          1.126           15,354
                                                          2008      1.402          0.810           14,860
                                                          2007      1.308          1.402           13,817
                                                          2006      1.190          1.308           12,485
                                                          2005      1.164          1.190            6,033
                                                          2004      1.000          1.164               --

  LMPVET Equity Index Subaccount (Class II) (5/03)......  2009      0.758          0.735               --
                                                          2008      1.244          0.758               --
                                                          2007      1.217          1.244               --
                                                          2006      1.085          1.217               --
                                                          2005      1.068          1.085               --
                                                          2004      1.000          1.068               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.180          1.150               --
                                                          2010      1.080          1.180               --
                                                          2009      0.902          1.080               --
                                                          2008      1.238          0.902               --
                                                          2007      1.146          1.238               --
                                                          2006      1.092          1.146           10,685
                                                          2005      1.074          1.092           10,309
                                                          2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (11/03)....................................  2011      0.930          0.916               --
                                                          2010      0.875          0.930               --
                                                          2009      0.764          0.875               --
                                                          2008      0.995          0.764               --
                                                          2007      1.008          0.995               --
                                                          2006      0.994          1.008               --
                                                          2005      0.996          0.994            4,266
                                                          2004      1.000          0.996            2,774

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03)............  2007      1.232          1.288               --
                                                          2006      1.070          1.232               --
                                                          2005      1.056          1.070               --
                                                          2004      1.000          1.056               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I) (6/03)...  2007      1.030          1.070               --
                                                          2006      1.014          1.030               --
                                                          2005      0.989          1.014               --
                                                          2004      1.000          0.989               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03)................................................  2007      1.220          1.259               --
                                                          2006      1.127          1.220            5,016
                                                          2005      1.053          1.127            5,019
                                                          2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)................................................  2007      1.177          1.225               --
                                                          2006      1.074          1.177               --
                                                          2005      1.064          1.074               --
                                                          2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03)................................................  2007      1.262          1.308               --
                                                          2006      1.105          1.262           85,238
                                                          2005      1.098          1.105           84,748
                                                          2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.337          1.468               --
                                                          2006      1.222          1.337           23,542
                                                          2005      1.159          1.222           23,021
                                                          2004      1.000          1.159               --

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.083          1.114               --
                                                          2005      1.070          1.083           42,651
                                                          2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.302          1.251               --
                                                          2007      1.260          1.302           34,104
                                                          2006      1.333          1.260           42,503

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.386          1.386           72,698
                                                          2010      1.224          1.386           76,416
                                                          2009      0.852          1.224           83,726
                                                          2008      1.153          0.852           91,780
                                                          2007      1.151          1.153           99,175
                                                          2006      1.100          1.151           60,073

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.364          1.426               --
                                                          2006      1.297          1.364           34,017

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.101          1.075           18,639
                                                          2010      1.004          1.101           35,648
                                                          2009      0.864          1.004           40,141
                                                          2008      1.415          0.864           41,468
                                                          2007      1.414          1.415           35,210

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.854          0.789           35,369
                                                          2010      0.754          0.854           33,701
                                                          2009      0.573          0.754           39,543
                                                          2008      1.006          0.573           41,233
                                                          2007      1.212          1.006           32,629
                                                          2006      1.003          1.212           38,576

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.372          1.202            7,380
                                                          2010      1.178          1.372            7,146
                                                          2009      0.937          1.178            7,275
                                                          2008      1.286          0.937            9,475
                                                          2007      1.333          1.286            7,547
                                                          2006      1.259          1.333               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.469          1.231           31,521
                                                          2010      1.292          1.469           32,509
                                                          2009      0.853          1.292           34,933
                                                          2008      1.477          0.853           56,059
                                                          2007      1.529          1.477           55,147
                                                          2006      1.397          1.529           45,548

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.302          1.258               --
                                                          2010      1.056          1.302               --
                                                          2009      0.808          1.056               --
                                                          2008      1.350          0.808               --
                                                          2007      1.244          1.350               --
                                                          2006      1.262          1.244               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.450          1.310               (0)
                                                          2010      1.357          1.450           14,898
                                                          2009      0.972          1.357           15,790
                                                          2008      1.717          0.972           30,647
                                                          2007      1.351          1.717           30,840
                                                          2006      1.326          1.351           29,451

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2011      1.259          1.163               --
                                                          2010      1.048          1.259           15,699
                                                          2009      0.784          1.048           15,699
                                                          2008      1.249          0.784           34,094

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.051          0.970           19,608
                                                          2010      0.878          1.051           19,525
                                                          2009      0.659          0.878           19,730
                                                          2008      1.096          0.659            3,480
                                                          2007      1.246          1.096               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.882          0.870               --
                                                          2008      1.211          0.882           42,651
                                                          2007      1.169          1.211           42,651
                                                          2006      1.114          1.169           42,651

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.373          1.402               --
                                                          2010      1.245          1.373            2,122
                                                          2009      0.932          1.245            2,123
                                                          2008      1.172          0.932               --
                                                          2007      1.126          1.172               --
                                                          2006      1.081          1.126               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.939          0.881           24,462
                                                          2010      0.767          0.939           24,619
                                                          2009      0.622          0.767           29,669
                                                          2008      1.043          0.622           28,103
                                                          2007      1.065          1.043           24,076
                                                          2006      0.964          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.708          0.671               --
                                                          2008      1.267          0.708           17,570
                                                          2007      1.162          1.267           17,570
                                                          2006      1.184          1.162           26,201

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.956          0.812               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.007          1.590           35,037
                                                          2010      1.666          2.007           42,305
                                                          2009      1.012          1.666           45,145
                                                          2008      2.224          1.012           68,514

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.378          1.198               --
                                                          2010      1.269          1.378               --
                                                          2009      0.990          1.269               --
                                                          2008      1.763          0.990               --
                                                          2007      1.690          1.763               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.234          1.340          117,472
                                                          2010      1.172          1.234          128,764
                                                          2009      1.016          1.172          124,949
                                                          2008      1.117          1.016          113,140
                                                          2007      1.062          1.117          148,065

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.373          1.380          124,857
                                                          2010      1.302          1.373           99,406
                                                          2009      1.177          1.302          103,558

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.165          1.084               --
                                                          2010      1.029          1.165               --
                                                          2009      0.852          1.029               --
                                                          2008      1.303          0.852               --
                                                          2007      1.273          1.303               --
                                                          2006      1.192          1.273               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.145          1.260               --
                                                          2006      1.095          1.145               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.477          1.491           34,592
                                                          2010      1.351          1.477           36,605
                                                          2009      1.042          1.351           42,549
                                                          2008      1.198          1.042           50,160
                                                          2007      1.153          1.198           73,242
                                                          2006      1.121          1.153           72,340

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.529          1.228               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.886          0.828           78,815
                                                          2010      0.777          0.886           98,533
                                                          2009      0.673          0.777          105,845
                                                          2008      1.084          0.673          119,260
                                                          2007      1.070          1.084          125,595
                                                          2006      1.001          1.070           24,855

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.950          0.843          114,099
                                                          2010      0.813          0.950          121,906
                                                          2009      0.660          0.813          132,053
                                                          2008      0.965          0.660          146,095
                                                          2007      1.022          0.965          164,310
                                                          2006      1.003          1.022          151,447

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.069          1.027               --
                                                          2010      0.955          1.069            8,579
                                                          2009      0.771          0.955           12,161

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.114          1.051               --
                                                          2010      0.993          1.114               --
                                                          2009      0.683          0.993               --
                                                          2008      1.291          0.683               --
                                                          2007      1.101          1.291               --
                                                          2006      1.135          1.101               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.141          1.184           65,862
                                                          2010      1.081          1.141           81,151
                                                          2009      1.013          1.081           85,650
                                                          2008      1.077          1.013           89,120
                                                          2007      1.040          1.077          143,850
                                                          2006      1.008          1.040               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.087          1.100           42,651
                                                          2010      1.018          1.087           42,651
                                                          2009      0.883          1.018           42,651

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.974          0.864               --
                                                          2010      0.834          0.974           18,150
                                                          2009      0.667          0.834           18,150

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      0.994          0.969           82,003
                                                          2010      1.020          0.994          126,906
                                                          2009      1.043          1.020           81,261
                                                          2008      1.040          1.043          171,671
                                                          2007      1.016          1.040          185,261
                                                          2006      1.001          1.016           42,885

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.006          0.941            6,976
                                                          2010      0.922          1.006           10,286
                                                          2009      0.717          0.922           10,633
                                                          2008      1.169          0.717            7,756

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.624          0.649               --
                                                          2008      1.161          0.624            5,414
                                                          2007      1.147          1.161            5,417
                                                          2006      1.139          1.147            5,420

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.953          0.870           55,894
                                                          2010      0.854          0.953           55,348
                                                          2009      0.720          0.854           55,361
                                                          2008      1.212          0.720           61,257
                                                          2007      1.196          1.212           47,633
                                                          2006      1.173          1.196           46,874

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.888          0.959               --
                                                          2010      0.788          0.888           20,290
                                                          2009      0.615          0.788           20,290
                                                          2008      1.060          0.615           20,290
                                                          2007      1.053          1.060           20,290
                                                          2006      1.002          1.053           18,621

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.119          1.126               --
                                                          2010      1.043          1.119               --
                                                          2009      0.889          1.043               --
                                                          2008      1.065          0.889               --
                                                          2007      1.036          1.065               --
                                                          2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.064          1.048               --
                                                          2010      0.980          1.064               --
                                                          2009      0.813          0.980               --
                                                          2008      1.064          0.813               --
                                                          2007      1.042          1.064               --
                                                          2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.006          0.967               --
                                                          2010      0.913          1.006               --
                                                          2009      0.740          0.913               --
                                                          2008      1.065          0.740               --
                                                          2007      1.047          1.065               --
                                                          2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.946          0.887               --
                                                          2010      0.846          0.946               --
                                                          2009      0.673          0.846               --
                                                          2008      1.065          0.673               --
                                                          2007      1.052          1.065           16,109
                                                          2006      1.002          1.052           16,160

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      0.963          0.954               --
                                                          2010      0.863          0.963               --
                                                          2009      0.706          0.863               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.137          1.133          154,378
                                                          2010      1.062          1.137          180,495
                                                          2009      0.921          1.062          188,376
                                                          2008      1.217          0.921          186,388
                                                          2007      1.199          1.217          224,893
                                                          2006      1.129          1.199          233,011

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.215          1.194           17,717
                                                          2010      1.119          1.215           18,151
                                                          2009      0.951          1.119           18,005
                                                          2008      1.446          0.951           16,594
                                                          2007      1.379          1.446           16,262
                                                          2006      1.257          1.379           16,458

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.963          0.860           31,247
                                                          2010      0.853          0.963           32,277
                                                          2009      0.626          0.853           38,225
                                                          2008      1.081          0.626           44,795
                                                          2007      1.044          1.081           43,707
                                                          2006      0.996          1.044           44,703

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.011          0.972               --
                                                          2010      0.889          1.011               --
                                                          2009      0.638          0.889               --
                                                          2008      1.129          0.638               --
                                                          2007      1.062          1.129               --
                                                          2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08).............................................  2011      1.189          1.175            9,587
                                                          2010      0.906          1.189           25,362
                                                          2009      0.671          0.906           28,419
                                                          2008      1.028          0.671           29,108

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.141          1.180               --
                                                          2006      1.081          1.141           35,053

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.119          1.152            2,632
                                                          2010      1.084          1.119            2,732
                                                          2009      1.065          1.084            6,304
                                                          2008      1.095          1.065            3,051
                                                          2007      1.075          1.095           12,082
                                                          2006      1.046          1.075            8,672

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      0.995          1.001               --
                                                          2005      0.993          0.995          106,379
                                                          2004      1.000          0.993            2,496

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04)........................................  2006      1.093          1.152               --
                                                          2005      1.061          1.093           20,308
                                                          2004      1.000          1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03).........................................  2007      1.040          1.058               --
                                                          2006      1.060          1.040          155,590
                                                          2005      1.066          1.060          125,047
                                                          2004      1.000          1.066            5,161

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03).........................................  2009      1.139          1.173               --
                                                          2008      1.116          1.139           91,326
                                                          2007      1.053          1.116          126,361
                                                          2006      1.041          1.053          132,834
                                                          2005      1.043          1.041           98,401
                                                          2004      1.000          1.043            5,301

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/03)................................................  2007      1.575          1.699               --
                                                          2006      1.265          1.575               --
                                                          2005      1.157          1.265               --
                                                          2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03)................................................  2007      1.420          1.512               --
                                                          2006      1.242          1.420           12,513
                                                          2005      1.191          1.242           12,827
                                                          2004      1.000          1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/03)..  2006      1.116          1.184               --
                                                          2005      1.053          1.116           23,593
                                                          2004      1.000          1.053               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount (6/03)....  2006      1.018          1.081               --
                                                          2005      1.041          1.018               --
                                                          2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)................................................  2006      1.224          1.333               --
                                                          2005      1.117          1.224           39,663
                                                          2004      1.000          1.117               --

  Travelers Equity Income Subaccount (5/03).............  2006      1.120          1.173               --
                                                          2005      1.101          1.120           32,149
                                                          2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (5/03)......  2006      1.076          1.100               --
                                                          2005      1.077          1.076           57,514
                                                          2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (6/03)...........  2006      1.106          1.142               --
                                                          2005      1.078          1.106               --
                                                          2004      1.000          1.078               --

  Travelers Large Cap Subaccount (6/03).................  2006      1.109          1.139               --
                                                          2005      1.047          1.109            5,424
                                                          2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.093          1.158               --
                                                          2005      1.000          1.093           13,492

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.024          1.024               --
                                                          2005      1.000          1.024               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.060          1.095               --
                                                          2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.071          1.113               --
                                                          2005      1.000          1.071               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.040          1.057               --
                                                          2005      1.000          1.040               --

  Travelers Mercury Large Cap Core Subaccount (6/03)....  2006      1.226          1.297               --
                                                          2005      1.123          1.226           31,177
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03).....  2006      1.076          1.135               --
                                                          2005      1.072          1.076               --
                                                          2004      1.000          1.072               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03).......  2006      1.098          1.129               --
                                                          2005      1.094          1.098          230,513
                                                          2004      1.000          1.094               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.167          1.257               --
                                                          2005      1.125          1.167           17,195
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (6/03)................................................  2006      1.220          1.397               --
                                                          2005      1.143          1.220           50,521
                                                          2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (6/03)..............  2006      1.127          1.192               --
                                                          2005      1.092          1.127               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.044          1.095               --
                                                          2005      1.000          1.044               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.113          1.121               --
                                                          2005      1.102          1.113           47,987
                                                          2004      1.000          1.102               --

  Travelers Quality Bond Subaccount (5/03)..............  2006      1.020          1.008               --
                                                          2005      1.030          1.020          138,041
                                                          2004      1.000          1.030            2,682

  Travelers Strategic Equity Subaccount (6/03)..........  2006      1.090          1.134               --
                                                          2005      1.096          1.090               --
                                                          2004      1.000          1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.100          1.262               --
                                                          2005      1.000          1.100               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.101          1.259               --
                                                          2005      1.000          1.101               --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.089          1.046               --
                                                          2005      1.071          1.089            7,852
                                                          2004      1.000          1.071            5,154

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (6/03)..  2009      0.771          0.745               --
                                                          2008      1.233          0.771            3,789
                                                          2007      1.296          1.233            3,150
                                                          2006      1.146          1.296            3,101
                                                          2005      1.129          1.146            3,150
                                                          2004      1.000          1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03)................................................  2009      0.689          0.703               --
                                                          2008      1.241          0.689               --
                                                          2007      1.133          1.241               --
                                                          2006      1.089          1.133               --
                                                          2005      1.036          1.089               --
                                                          2004      1.000          1.036               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.


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                                   APPENDIX B

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                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


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                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-70-71-75


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